Property, plant and equipment (Parenthetical) (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Long-term bank loan					$ 6,040	$ 6,255
Luk Lai Ching Kimmy
Shareholding percentage held	4.20%	5.30%	4.20%	5.27%
Asset Pledged as Collateral [Member] | OCBC Wing Hang Bank Limited [Member]
Long-term bank loan	$ 50,000	$ 50,000	$ 50,000	$ 50,000	6,410	6,410
Asset Pledged as Collateral [Member] | United Overseas Bank Limited [Member]
Long-term bank loan	$ 127,540	$ 127,540	$ 127,540	$ 127,540	16,350	16,350
Leasehold land and buildings | OCBC Wing Hang Bank Limited [Member]
Carrying value					47,670	50,240
Leasehold land and buildings | United Overseas Bank Limited [Member]
Carrying value					$ 4,370	$ 4,720